SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Number of Shares, Outstanding	3,216,408	2,932,392
Weighted Average Exercise Price, Outstanding	$ 6.48	$ 6.09
Weighted average Remaining Contractual Term, Outstanding	7 years 4 months 24 days	8 years 21 days	8 years 11 months 4 days
Number of Shares, Granted	458,080	284,016
Weighted Average Exercise Price, Granted	$ 3.91	$ 10.42
Weighted average Remaining Contractual Term, Granted	10 years	10 years
Number of Shares, Exercised
Weighted Average Exercise Price, Exercised
Number of Shares, Forfeitures	15,473
Weighted Average Exercise Price, Forfietures	$ 10.42
Number of Shares, Forfeitures	(15,473)
Weighted Average Exercise Price, Forfietures	$ (10.42)
Number of Shares, Outstanding	3,659,015	3,216,408	2,932,392
Weighted Average Exercise Price, Outstanding	$ 6.19	$ 6.48	$ 6.09
Number of Shares, Exercisable	2,943,807
Weighted Average Exercise Price, Exercisable	$ 7.64
Weighted average Remaining Contractual Term, Exercisable	7 years 1 month 6 days